Unaudited Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Loss before tax	$ (2,657,462)	$ (83,110,264)
Adjustments for:
Depreciation of property and equipment	78,851	73,258
Depreciation of right-of-use assets	54,362	34,255
Amortization of intangible assets	762	46,147
Fixed asset written off	5,166
Interest expense	148,956	95,085
Interest income	(31,220)	(11,027)
Share-based compensation		83,155,336
Fair value adjustment	1,470,513
Operating cash flows before movements in working capital	(930,072)	282,790
Change in working capital:
Decrease in trade and other receivables	(2,577,634)	(649,708)
Increase in trade and other payables	553,430	50,032
Decrease in amount due to related parties	48,206	(2,943)
Cash used in operations	(2,906,070)	(319,829)
Income tax paid	(30,823)
Net cash used in operating activities	(2,936,893)	(319,829)
Cash flows from investing activities
Purchase of property and equipment	(108,013)	(25,397)
Proceeds from disposal of property and equipment		(85,956)
Loan repaid from related parties		89,217
Net cash used in investing activities	(108,013)	(22,136)
Cash flows from financing activities
Proceeds from issuance of shares	4,473,109	208
Payment of deferred offering cost		(112,257)
Proceeds from borrowings	(81,454)	2,435,407
Repayment of borrowings	(132,566)	(331,898)
Repayment of lease liabilities	(198,905)	(36,592)
Net cash provided by financing activities	4,060,184	1,954,868
Net increase in cash and cash equivalents	1,015,278	1,612,903
Cash and cash equivalents at beginning of year	1,000,284	956,975
Effect of foreign exchange rate changes on cash and cash equivalents	346,127	(299,440)
Cash and cash equivalents at end of reporting period	2,361,689	2,270,438
Non-cash investing and financing activities
Fair value measurement of share-based compensation		83,155,336
Fair value adjustment for convertible loan and its derivative	1,470,513
Initial measurement of right-of-use asset and lease liability	$ 201,061